Income tax and deferred taxes - Tax Effects of Other Comprehensive Income Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax related to other income and expense components with a charge or credit to net equity
(Losses) income from defined benefit plans	$ (1,582)	$ (1,273)	$ 142
Cash flow hedges	5,047	7,172	(14,246)
Amount before taxes (expense) gain
Income tax related to other income and expense components with a charge or credit to net equity
(Losses) income from defined benefit plans	(5,843)	(6,350)	4,679
Cash flow hedges	18,692	26,622	(52,762)
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	190,509	190	(12,072)
Total	203,358	20,462	(60,155)
(Expense) income for income taxes
Income tax related to other income and expense components with a charge or credit to net equity
(Losses) income from defined benefit plans	1,582	1,273	(142)
Cash flow hedges	(5,047)	(7,172)	14,246
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	(57,242)	(17)	3,818
Total	(60,707)	(5,916)	17,922
Amount after taxes
Income tax related to other income and expense components with a charge or credit to net equity
(Losses) income from defined benefit plans	(4,261)	(5,077)	4,537
Cash flow hedges	13,645	19,450	(38,516)
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	133,267	173	(8,254)
Total	$ 142,651	$ 14,546	$ (42,233)